Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding	3 Months Ended
Mar. 31, 2023 $ / shares shares
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	1,411,535
Exercise Price | $ / shares	$ 18.44
Weighted Average Remaining Life	4 years 5 months 1 day
January 20, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	112,491	[1]
Exercise Price | $ / shares	$ 112.5	[1]
Weighted Average Remaining Life	2 years 9 months 29 days	[1]
February 28, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	331,044
Exercise Price | $ / shares	$ 28.8
Weighted Average Remaining Life	3 years 11 months 1 day
December 6, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	220,500
Exercise Price | $ / shares	$ 1.25
Weighted Average Remaining Life	4 years 8 months 1 day
December 9, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	158,000
Exercise Price | $ / shares	$ 1.1
Weighted Average Remaining Life	4 years 8 months 1 day
January 18, 2028 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	414,500
Exercise Price | $ / shares	$ 7.8
Weighted Average Remaining Life	4 years 9 months 29 days
February 2, 2028 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	175,000
Exercise Price | $ / shares	$ 0.9
Weighted Average Remaining Life	4 years 11 months 1 day

[1]	Unit A warrant balance is 1,687,341 as of March 31, 2023; however, the table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.